Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of movements of unrecognized tax benefits

RMB
Balance as of January 1, 2009	1,871
Gross increase in prior-period tax positions	666
Balance as of December 31, 2009	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586

Schedule of income tax expenses

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Current tax expense	(91,392)	(87,812)	(100,461)
Deferred tax income (expense)	(5,917)	(1,313)	16,431
Income tax expense	(97,309)	(89,125)	(84,030)

Schedule of principal components of the deferred income tax assets and liabilities

	As of December 31,
	2010	2011
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	5,691	4,276
Other	—	3,093
Less: valuation allowances	—	—
Current deferred tax asset, net	5,691	7,369

Non-current deferred tax assets:
Operating loss carry forward	5,730	15,748
Other	2,592	—
Less: valuation allowances	(1,567)	(13,856)
Non-current deferred tax asset, net	6,755	1,892
Total	12,446	9,261

Deferred tax liabilities:
Intangible assets, net	(43,513)	(30,106)

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	392,921	462,886	(674,306)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	98,230	115,722	(168,576)
Expenses not deductible for tax purposes:
Entertainment	390	607	659
Goodwill and unamortized intangible asset impairment	—	—	255,272
Other	471	1,130	3,579
Tax exemption and tax relief:
Income tax at preferential tax rate of 20% , 22% and 24% for 2009, 2010 and 2011	(15,541)	(8,023)	(2,777)
Impact of lower tax rates in other jurisdictions	14,561	9,007	18,174
Tax holidays	—	(31,783)	(45,537)
Change in valuation allowance	(1,829)	(92)	13,654
ASC740-10 tax provision	666	2,981	8,367
Other	361	(424)	1,215
Income tax expense	97,309	89,125	84,030